SHAREHOLDERS' DEFICIT - Warrants (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Balance at beginning of period	11,444	10,944
Debenture, warrants issued		500
Warrants expired	(613)
Warrants issued	41,667
Warrants exercised	(41,667)
Balance at end of period	10,832	11,444